Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Trade receivables	$ 409,898	$ 406,640	$ 489,527
Other receivables	364,143	203,410	146,583
Refundable deposits	63,787	6,258	9,712
Total trade and other current receivables	837,828	616,308	645,822
SMEC
Trade and other receivables
Receivables due from associates	68,900
Purchase machinery and equipment	35,600
Right-of-use assets
Trade and other receivables
Refundable deposits	45,500
Cost
Trade and other receivables
Trade receivables	412,053	407,975	491,018
Allowance
Trade and other receivables
Trade receivables	$ (2,155)	$ (1,335)	$ (1,491)